Long-Term Debt	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-Term Debt	Long-Term Debt
As at December 31, 2025, the Company had one revolving credit facility (or the 2023 Revolver), which, as at such date, provided for aggregate borrowings of up to $171.7 million (December 31, 2024 - $254.0 million), of which $171.7 million (December 31, 2024 - $254.0 million) was undrawn. The 2023 Revolver matures in May 2029, and interest payments are based on the Secured Overnight Financing Rate (or SOFR) plus a margin of 2.00%, which, if the 2023 Revolver had been drawn, would have resulted in an interest rate of 5.7% as of December 31, 2025 (December 31, 2024 - 6.3%). The Company is required to pay a commitment fee which is calculated based on 0.7% of the undrawn portion of the 2023 Revolver. During the year ended December 31, 2025, total commitment fees paid were $1.6 million (2024 - $2.1 million, 2023 - $2.0 million), which is recorded as part of interest expense in the Company's consolidated statements of income. As at December 31, 2025, the total amount available under the 2023 Revolver is scheduled to decrease by $57.2 million (2026), $49.7 million (2027), $43.3 million (2028) and $21.5 million (2029). The 2023 Revolver is collateralized by 17 of the Company's vessels, together with other related security.
The 2023 Revolver requires the Company to maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility. This requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should this ratio drop below the required amount, the lender may request that the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2025, the hull coverage ratio for the 2023 Revolver was not applicable due to no balance being drawn. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of the greater of $35.0 million and at least 5% of the Company's total consolidated debt. As at December 31, 2025, the Company was in compliance with all covenants in respect of the 2023 Revolver.